Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents		$ 43,159
Accounts receivable, net of allowance	28,000	180,000
Total Current Assets	28,000	223,159
TOTAL ASSETS	28,000	223,159
CURRENT LIABILITIES
Accounts payable	826,832	805,718
Due to related parties	56,973	104,254
Accrued expenses	788,771	1,196,045
Convertible debenture/notes payable - short term (net of discount of $286,751 and $-0-, respectively)	226,250
Convertible notes payable - related parties	(211,254)
Notes payable	1,093,382	1,678,300
Notes payable - related parties	2,115,870	1,493,500
Derivative liability	558,548
Total Current Liabilities	5,877,880	5,277,817
LONG TERM LIABILITIES
Convertible debenture/notes payable (net of discount of $50,082 and $262,006, respectively)	4,918	107,994
Total Long Term Liabilities	4,918	373,583
TOTAL LIABILITIES	5,882,798	5,651,400
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 200 shares authorized, 200 and 200 shares issued and outstanding
Common stock, $0.0001 par value; 150,000,000 and 50,000,000 shares authorized, 37,709,552 and 15,216,848 shares issued and outstanding, respectively	3,771	1,522
Additional paid-in capital	50,126,878	46,413,042
Accumulated deficit	(55,985,447)	(51,842,805)
Total Stockholders' Deficit	(5,854,798)	(5,428,241)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	28,000	223,159
Long Term Liabilities Derivative liability
CURRENT LIABILITIES
Derivative liability		$ 265,589